Summary of Significant Accounting Policies and Change in Accounting Principles (Policies)	3 Months Ended
Sep. 27, 2014
Accounting Policies [Abstract]
Basis of Accounting, Policy [Policy Text Block]
Basis of presentation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles ("GAAP") for interim financial information and with the instructions to Article 10 of Regulation S-X. Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements. The unaudited condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and footnotes included in Perrigo Company plc's Annual Report on Form 10-K for the year ended June 28, 2014. In the opinion of management, all adjustments (consisting of normal recurring accruals and other adjustments) considered necessary for a fair presentation have been included.

The Company’s sales of OTC pharmaceutical products are subject to the seasonal demands for cough/cold/flu and allergy products and consumer dynamics in the retail environments in which our customers operate. In addition, the Company's animal health products are subject to the seasonal demand for flea and tick products, which typically peaks during the warmer weather months. Accordingly, operating results for the three months ended September 27, 2014 are not necessarily indicative of the results that may be expected for a full fiscal year.

Consolidation, Policy [Policy Text Block]
Principles of consolidation

The condensed consolidated financial statements include the accounts of the Company, all majority-owned subsidiaries, and for the three months ended September 28, 2013, a variable-interest entity ("VIE"). Activities related to the VIE were immaterial. All intercompany transactions and balances have been eliminated in consolidation.

New Accounting Pronouncements and Changes in Accounting Principles [Text Block]
Recently adopted accounting standards

In July 2013, the Financial Accounting Standards Board issued Accounting Standards Update 2013-11, "Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists" ("ASU 2013-11"). The amendments in ASU 2013-11 provide guidance on the financial statement presentation of an unrecognized tax benefit when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists. The Company prospectively adopted this guidance in fiscal 2015, and has presented $90.2 million as a reclassification from Non-current deferred income taxes to Other non-current liabilities on the Condensed Consolidated Balance Sheets.